Description of Business, Organization and Principles of Consolidation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Organization and Principles of Consolidation

Note 1. Description of Business, Organization and Principles of Consolidation

Description of Business

One Horizon Group, Inc (“the Company”) has the following three core businesses:

(i)	123Wish, Inc. (“123Wish”) – an experience based platform where subscribers have a chance to play and win experiences from celebrities, athletes and artists.

(ii)	Love Media House, Inc. formerly known as C-Rod, Inc. (“Love Media House”) - a full-service music production, artist representation and digital media business that provides a broad range of entertainment services including branding and advertising, video and photo production, recording (including music production, arranging, mixing and mastering), songwriting (arranging writing sessions with experienced and multi-platinum writers), artist development, digital distribution, billboard chart promotion, and consulting and life coaching. The entertainment marketplace is highly competitive. The team at Love Media House, headed by Chis Rodriguez, has worked with many famous artists and achieved many Billboard numbers and giving Love Media House an important edge in promoting new talent.

(iii)	Browning Productions & Entertainment, Inc. (“Browning Productions”) - a full service video production company and executive producer for all entertainment projects. Browning distributes content on a proprietary Internet/Over-The-Top (“OTT”) content platform that operates in conjunction with Verizon Digital Media Services (“VDMS”). Browning has produced and has ownership rights to several national and international television programs currently airing on a number of acclaimed television networks. Browning’s team is comprised of award-winning professionals and offers end-to-end marketing services.

In February 2019, the Company entered into an agreement to acquire a majority interest in Maham LLC, an innovative, technology driven yoga studio concept, which the Company expects to close during the third quarter of 2019.

The Company is based in the United States of America, Hong Kong, Singapore, China and the United Kingdom.

Interim Period Financial Statements

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial information and with the Securities and Exchange Commission’ instructions. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. The results of operations reflect interim adjustments, all of which are of a normal recurring nature and, in the opinion of management, are necessary for a fair presentation of the results for such interim period. The results reported in these interim condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. Certain information and note disclosure normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the Securities and Exchange Commission’s rules and regulations. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018, as filed with the Securities and Exchange Commission on April 15, 2019.

Current Structure of the Company

The Company has the following subsidiaries:

Subsidiary name	% Owned

● 123Wish, Inc.	51%
● One Horizon Hong Kong Ltd	100%
● Horizon Network Technology Co. Ltd	100%
● Love Media House, Inc	100%
● Browning Productions & Entertainment, Inc.	51%

In addition to the subsidiaries listed above, Suzhou Aishuo Network Information Co., Ltd (“Suzhou Aishuo”) is a limited liability company, organized in China and controlled by the Company via various contractual arrangements. Suzhou Aishuo is treated as one of our subsidiaries for financial reporting purposes in accordance with GAAP.

All significant intercompany balances and transactions have been eliminated in consolidation.

Note 1. Description of Business, Organization and Principles of Consolidation

Description of Business

One Horizon Group, Inc (“the Company”) has the following core businesses following the acquisition of 123Wish Inc., Love Media House, Inc (formerly called C-Rod, Inc.), Banana Whale Studios PTE Ltd and Browning Productions & Entertainment, Inc. in the year ended December 31, 2018 (See Note 3). The core trading businesses are:

(i)	Secure Messaging – offers digitally secure messaging software and sells licenses primarily into the gaming, security and educational markets.
(ii)	123Wish – an experience based platform where subscribers have a chance to play and win experiences from celebrities, athletes and artists.
(iii)	Love Media House (formerly called C-Rod) - a full-service music production, artist representation and digital media business.
(iv)	Banana Whale Studios (“BWS”) – a B2B software provider in the online gaming industry that develops and supplies online games to Asian gaming platforms. The interest in BWS was disposed on in February 2019 (see note 4)
(v)	Browning Productions & Entertainment - a television filming and production company was acquired on October 23, 2018.

The Company is based in the United States of America, Hong Kong, Singapore, China and the United Kingdom.

Current Structure of the Company

The Company has the following subsidiaries:

	Subsidiary name	% Owned
●	123Wish, Inc.	51%
●	One Horizon Hong Kong Ltd	100%
●	Horizon Network Technology Co. Ltd	100%
●	Love Media House, Inc	100%
●	Global Phone Credit Limited	100%
●	Browning Production & Entertainment Inc.	51%

In addition to the subsidiaries listed above, Suzhou Aishuo Network Information Co., Ltd (“Suzhou Aishuo”) is a limited liability company, organized in China and controlled by us via various contractual arrangements. Suzhou Aishuo is treated as one of our subsidiaries for financial reporting purposes in accordance with GAAP.

In February 2019 the Company entered into to an agreement to acquire a majority interest in Maham LLC.

All significant intercompany balances and transactions have been eliminated in consolidation.